Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	cik0000351601_SupplementTextBlock

Russell Funds: Classes A, C, E and S

 Russell Funds: Class Y

RUSSELL INVESTMENT COMPANY

Supplement dated August 1, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY: The following replaces the "Principal Investment Strategies" paragraph in the sub-section entitled "Investment, Risks and Performance" in the Risk/Return Summary section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above, as applicable:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Classes A, C, E and S | Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

Russell Funds: Classes A, C, E and S

RUSSELL INVESTMENT COMPANY

Supplement dated August 1, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY: The following replaces the "Principal Investment Strategies" paragraph in the sub-section entitled "Investment, Risks and Performance" in the Risk/Return Summary section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above, as applicable:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Class Y | Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

Russell Funds: Class Y

RUSSELL INVESTMENT COMPANY

Supplement dated August 1, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY: The following replaces the "Principal Investment Strategies" paragraph in the sub-section entitled "Investment, Risks and Performance" in the Risk/Return Summary section for the Russell Global Real Estate Securities Fund in the Prospectuses listed above, as applicable:

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of certain real estate securities markets or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.